SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 02, 2018	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Severance expenses			$ 385	$ 304
Cumulative effect adjustment to retained earnings	$ 257
Antidilutive shares			2,877,000	334,839
Right-of-use leased assets and corresponding liabilities			$ 1,200
Gross proceeds of subordinated debt		$ 12,000	12,000
Subordinated Debt			$ 13,637
Customers relationships & Other [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			13 years
IP & Technology [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			15 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Contract term (in years)			1 year
Minimum [Member] | Customers relationships & Other [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			4 years 6 months
Minimum [Member] | IP & Technology [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Contract term (in years)			5 years
Maximum [Member] | Customers relationships & Other [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			13 years
Maximum [Member] | IP & Technology [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			15 years
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life			3 years
Leased Products To Customers [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life			5 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life			5 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life			17 years
Capitalized software development costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			4 years
Capitalized software development costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life			5 years